PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.8%
Asset-Backed Securities — 0.7%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
5.014%(c)	07/15/31	365	$365,319
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.114%(c)	01/15/31	141	141,043
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
4.728%(c)	01/20/35	3,750	3,742,141

Total Asset-Backed Securities (cost $4,250,860)			4,248,503
Commercial Mortgage-Backed Securities — 0.3%
BX Trust,
Series 2019-OC11, Class E, 144A
3.944%(cc)	12/09/41	1,165	1,076,660
SLG Office Trust,
Series 2026-OMA, Class E, 144A
6.956%(cc)	04/15/41	675	677,785

Total Commercial Mortgage-Backed Securities (cost $1,739,532)			1,754,445
Corporate Bonds — 86.7%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29	875	878,526
7.750%	04/15/28	225	226,175
Sr. Sec’d. Notes, 144A
7.125%	02/15/31	90	94,330
7.500%	03/15/33	260	275,410
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A
9.290%	04/15/29	475	476,756
9.500%	02/15/33	405	394,484
			2,345,681
Aerospace & Defense — 1.3%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30	270	280,411
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	1,350	1,393,740
7.000%	06/01/32(a)	395	408,959
7.250%	07/01/31	850	889,678
7.450%	05/01/34	300	324,000
7.500%	02/01/29	565	585,962
8.750%	11/15/30	890	947,289
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	300	$294,700
Gtd. Notes, 144A
6.375%	05/31/33	840	837,601
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	640	640,466
6.375%	03/01/29	1,140	1,163,175
6.625%	03/01/32	165	168,581
6.750%	08/15/28	370	374,224
			8,308,786
Airlines — 1.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	535	538,458
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	10	10,428
5.750%	04/20/29(a)	1,675	1,661,198
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	810	794,767
5.375%	03/01/31	520	509,276
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	640	627,393
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	1,260	1,089,346
7.875%	05/01/27	940	920,118
9.500%	06/01/28	1,510	1,474,137
			7,625,121
Apparel — 0.5%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	725	686,629
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,625	2,430,149
			3,116,778
Auto Manufacturers — 1.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	75,476
7.400%	11/01/46	275	278,007
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/08/29	1,100	1,112,899
5.875%	11/07/29	400	404,744
6.800%	05/12/28	200	206,037
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	514	521,705
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A
9.250%	07/01/30	355	$379,445
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/29/28	685	671,185
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.345%	09/17/27	470	457,310
7.500%	07/17/30	1,070	1,078,560
7.750%	07/17/32	1,150	1,164,950
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,430	1,354,441
			7,704,759
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	425	431,715
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
7.750%	10/15/33(a)	880	856,822
Sr. Sec’d. Notes, 144A
6.375%	10/15/32	600	593,692
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
6.750%	09/15/32	695	700,199
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	67	68,507
Cyprium Corp./Cyprium Holdings Luxembourg Sarl,
Gtd. Notes, 144A
6.125%	04/15/31	425	419,730
6.375%	04/15/34	415	402,982
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	630	651,637
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	505	511,677
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	225	229,669
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	150	152,182
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	245	245,305
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,050	2,046,898
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	835	832,932
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
7.500%	03/24/31	400	$392,528
			8,536,475
Banks — 0.9%
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	745	746,534
6.625%(ff)	05/01/30(oo)	200	204,993
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31(oo)	75	74,993
Jr. Sub. Notes, Series EE
6.750%(ff)	02/15/30(oo)	392	391,689
Jr. Sub. Notes, Series FF
6.950%(ff)	02/15/30(oo)	250	251,497
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	355	356,877
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	1,225	1,222,436
12.250%	10/01/30	1,050	1,133,268
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
6.850%(ff)	02/10/30(oo)	570	580,243
Wells Fargo & Co.,
Jr. Sub. Notes
6.125%(ff)	06/15/31(oo)	725	727,118
			5,689,648
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A
5.500%	02/15/34	495	486,499
Building Materials — 1.3%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	160,780
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	321,751
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	1,230	223,611
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	07/15/30	275	258,943
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	422,763
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	200	135,755

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	153	$146,479
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	340	294,222
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	1,060	1,077,405
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	440	446,932
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	468	464,653
8.875%	11/15/31	775	792,668
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	08/01/33	640	633,538
6.500%	08/15/32	280	281,392
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	825	741,255
4.375%	07/15/30	1,075	1,014,959
4.750%	01/15/28	525	519,655
			7,936,761
Chemicals — 2.0%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	03/01/33	2,009	1,932,438
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,555	1,517,587
Chemours Co. (The),
Gtd. Notes, 144A
7.875%	03/15/34	570	569,807
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^(x)	634	538,797
Methanex US Operations, Inc.,
Gtd. Notes, 144A
6.250%	03/15/32(a)	430	440,052
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	1,550	1,484,856
6.750%	08/01/32	595	566,930
7.250%	06/15/31	820	801,861
7.250%	02/15/33	875	836,315
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	1,475	1,399,283
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/34	610	599,083
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	815	793,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	700	$646,344
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	380	374,696
			12,501,614
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	785	704,765
Commercial Services — 4.5%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	2,135	2,202,039
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30	740	751,378
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	675	652,774
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,160	1,131,000
4.625%	06/01/28	1,265	1,235,905
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	230	205,149
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	1,375	1,292,602
6.500%	01/15/31	355	347,891
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28	500	486,684
5.375%	03/01/29(a)	525	501,659
5.750%	07/15/27	192	191,788
5.750%	07/15/27(a)	184	183,636
Block, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	08/15/30	965	959,792
6.000%	08/15/33	445	437,725
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/33	450	439,963
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	1,055	1,065,968
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31	530	522,311
6.000%	03/15/34	265	256,074
6.625%	06/15/29	995	1,011,800
7.000%	06/15/30	1,115	1,144,219
7.250%	06/15/33(a)	510	523,629

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Hertz Corp. (The),
Sr. Sec’d. Notes, 144A
12.625%	07/15/29(a)	220	$192,997
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,275	2,253,611
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29	1,125	1,100,902
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	1,100	1,016,439
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32(a)	1,010	993,950
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,725	1,582,215
3.875%	02/15/31	925	869,940
4.000%	07/15/30	100	94,986
4.875%	01/15/28(a)	1,295	1,289,685
Gtd. Notes, 144A
5.375%	11/15/33	480	467,587
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	750	678,396
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A
10.500%	11/30/30	1,180	1,225,306
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30(a)	675	685,786
WEX, Inc.,
Gtd. Notes, 144A
6.500%	03/15/33	410	401,444
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	135	136,444
6.625%	04/15/30	310	314,197
			28,847,871
Computers — 1.2%
Crowdstrike Holdings, Inc.,
Gtd. Notes
3.000%	02/15/29	700	666,063
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	1,000	995,910
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,810	2,318,003
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,655	1,771,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	700	$674,457
5.125%	04/15/29	699	669,776
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A
5.875%	07/15/30	300	304,650
			7,400,314
Cosmetics/Personal Care — 0.0%
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%
12.000%	05/15/29	274	270,795
Distribution/Wholesale — 0.2%
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	400	373,020
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	750	776,811
			1,149,831
Diversified Financial Services — 5.7%
Azorra Finance Ltd.,
Gtd. Notes, 144A
6.250%	02/15/34	350	325,302
7.250%	01/15/31	380	383,325
7.750%	04/15/30	580	597,818
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
6.750%	05/15/31	200	198,460
Sub. Notes, 144A
8.375%(ff)	06/15/35	215	217,337
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/31	815	814,404
8.500%	05/15/30(a)	550	581,636
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%
12.000%	10/01/37	745	744,085
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	935	874,097
9.125%	05/15/31	795	807,643
9.250%	02/01/29	385	390,389
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	1,325	1,335,719
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	288,912
8.000%	06/15/28	957	992,246
goeasy Ltd. (Canada),
Gtd. Notes, 144A
6.875%	05/15/30	340	280,925
6.875%	02/15/31	885	712,425

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
9.250%	12/01/28	155	$144,119
Sr. Unsec’d. Notes, 144A
7.375%	10/01/30	1,040	860,600
7.625%	07/01/29	685	602,081
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A
6.625%	10/15/31	1,025	975,521
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	250	233,288
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	250	209,863
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	75	77,740
6.500%	03/26/31	455	476,014
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	1,475	1,392,057
5.000%	03/15/27	1,250	1,220,531
6.750%	06/15/26	1,050	1,052,333
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes
7.000%(ff)	07/15/30(oo)	280	281,750
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	275	270,156
3.875%	09/15/28	1,276	1,213,120
5.375%	11/15/29	1,060	1,023,078
6.625%	01/15/28	75	75,438
6.625%	05/15/29	1,775	1,783,287
6.750%	03/15/32	675	655,596
6.750%	09/15/33(a)	849	815,813
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	2,045	1,939,472
5.750%	09/15/31	875	812,752
6.750%	02/15/34	845	791,379
6.875%	05/15/32	760	733,546
7.875%	12/15/29	75	76,867
PRA Group, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	50	46,136
8.875%	01/31/30	620	626,616
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.125%	08/01/30	3,865	3,902,927
6.500%	08/01/29	1,745	1,766,684
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	425	419,997
3.625%	03/01/29	300	284,260
3.875%	03/01/31	1,400	1,291,771
UWM Holdings LLC,
Gtd. Notes, 144A
6.250%	03/15/31	295	268,666
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
6.625%	02/01/30	295	$278,208
			36,146,389
Electric — 3.8%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	2,100	2,105,864
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%
13.000%	06/01/28	244	229,712
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	800	760,290
3.625%	02/15/31	725	669,564
3.875%	02/15/32	1,390	1,275,434
5.250%	06/15/29	625	619,505
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	3,750	4,049,968
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	600	603,376
Sr. Sec’d. Notes
5.000%	07/01/28	475	470,889
Talen Energy Supply LLC,
Gtd. Notes, 144A
6.500%	02/01/36	250	251,962
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	3,325	3,326,685
8.000%(ff)	10/15/26(oo)	3,550	3,579,238
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	675	726,709
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	1,025	1,000,860
5.000%	07/31/27	1,665	1,660,885
5.625%	02/15/27	1,158	1,157,927
7.750%	10/15/31	275	288,110
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30	1,455	1,501,368
			24,278,346
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	650	619,363
4.750%	06/15/28	125	123,076
6.000%	09/15/33	1,125	1,054,499
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31	230	228,548
5.500%	04/15/34	285	280,907
6.375%	03/15/29	290	295,185
6.375%	03/15/33	525	535,245

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
6.625%	03/15/32	495	$506,296
7.250%	06/15/28	335	336,903
			3,980,022
Electronics — 0.1%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29	350	343,408
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	600	557,047
			900,455
Engineering & Construction — 0.4%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33	200	199,829
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/32	280	282,759
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	375	356,891
4.125%	02/15/32	525	484,210
5.625%	01/31/34	350	342,661
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	01/15/34	865	829,142
			2,495,492
Entertainment — 3.4%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A
5.750%	01/15/33	610	592,218
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	3,575	3,440,330
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	1,245	1,231,319
7.000%	02/15/30	1,525	1,544,892
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	325	322,036
Discovery Global Holdings, Inc.,
Gtd. Notes
5.141%	03/15/52	3,705	2,245,138
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	550	513,326
6.750%	02/15/29	400	378,671
Light & Wonder International, Inc.,
Gtd. Notes, 144A
6.250%	10/01/33	505	494,419
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,750	1,698,141
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31	510	$495,491
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	450	421,036
5.625%	01/15/27	825	823,512
Rivers Enterprise Borrower LLC,
Sr. Sec’d. Notes, 144A
6.250%	10/15/30	795	793,852
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	02/01/33	1,365	1,359,139
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	1,025	886,027
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	2,435	2,535,386
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	1,020	1,007,407
6.250%	03/15/33	425	421,188
7.125%	02/15/31	665	698,622
			21,902,150
Environmental Control — 1.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.750%	10/15/33	405	405,327
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A
5.500%	02/01/34	280	274,498
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	650	631,534
4.375%	08/15/29	1,340	1,299,009
4.750%	06/15/29	380	372,636
6.750%	01/15/31	245	253,587
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	545	535,402
Reworld Holding Corp.,
Gtd. Notes, 144A
4.875%	12/01/29	1,885	1,769,831
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	02/01/33	585	593,146
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	180	185,306
			6,320,276
Foods — 1.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.625%	03/31/32	1,345	1,323,468

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	310	$306,628
5.750%	03/31/34	760	743,820
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	1,110	1,070,390
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	1,095	1,078,517
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	725	675,772
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	272,343
4.250%	04/15/31	401	383,938
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31	675	628,310
4.625%	04/15/30	885	850,542
6.250%	10/15/34	365	357,371
6.500%	03/15/36	770	755,137
			8,446,236
Forest Products & Paper — 0.1%
Magnera Corp.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/31(a)	850	786,569
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	830	833,391
Sr. Unsec’d. Notes, 144A
9.500%	06/01/30	315	333,813
			1,167,204
Healthcare-Services — 4.2%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	150	138,319
5.250%	05/15/30	525	494,681
6.000%	01/15/29	450	445,525
9.750%	01/15/34	1,255	1,300,798
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	3,300	3,027,373
4.625%	06/01/30	4,450	4,278,524
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	425	480,881
Gtd. Notes, MTN
7.750%	07/15/36	400	455,828
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,800	2,696,494
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes, 144A
8.375%	02/15/32	200	$213,043
9.875%	08/15/30	425	450,172
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	2,153	1,673,500
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	756	684,723
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	2,035	2,109,405
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	3,975	3,862,117
4.375%	01/15/30	4,150	4,017,915
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	300	297,272
Sr. Unsec’d. Notes
6.875%	11/15/31	125	133,303
			26,759,873
Holding Companies-Diversified — 0.4%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	2,385	2,318,479
Home Builders — 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	950	898,554
4.625%	04/01/30	812	755,713
6.875%	08/01/33	730	704,671
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	1,294,125
7.250%	10/15/29(a)	2,450	2,450,601
Gtd. Notes, 144A
7.500%	03/15/31	440	432,957
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)	1,850	1,699,725
6.250%	09/15/27	625	623,300
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	852,543
Dream Finders Homes, Inc.,
Gtd. Notes, 144A
6.875%	09/15/30	465	446,945
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	1,100	1,102,750
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	2,075	2,051,155
6.500%	03/15/33	480	475,110

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
4.000%	06/15/31	375	$346,233
4.800%	11/15/29	1,475	1,436,553
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	600	562,874
4.950%	02/01/28	625	618,630
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	2,275	2,158,406
6.000%	12/15/33	685	644,112
Risewell Homes, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/01/30	485	474,366
9.250%	10/01/29	430	435,057
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,057,718
4.750%	04/01/29	975	942,666
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	780	804,688
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	340	340,868
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,267	1,253,165
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	425	424,144
5.700%	06/15/28	865	872,093
			26,159,722
Home Furnishings — 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	135	131,755
6.500%	06/15/33	1,975	1,877,258
			2,009,013
Household Products/Wares — 0.4%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,950	1,741,647
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	2,305	773,719
			2,515,366
Housewares — 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	700	674,075
6.625%	05/15/32(a)	590	563,991
7.500%	04/01/46	725	581,481
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares (cont’d.)
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	215	$222,333
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,250	1,154,971
4.375%	02/01/32	1,500	1,395,343
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29	1,593	509,747
			5,101,941
Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	95	95,027
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	2,636	2,607,990
8.500%	06/15/29	2,325	2,305,563
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	02/15/29	275	277,201
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	1,325	1,271,799
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	1,165	1,209,488
8.375%	02/01/34	2,010	1,957,791
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	1,150	1,120,595
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29	450	439,468
Ryan Specialty LLC,
Sr. Sec’d. Notes, 144A
5.875%	08/01/32	450	445,317
			11,730,239
Internet — 0.5%
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	636	619,056
6.750%	09/30/27	525	527,423
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	975	907,860
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A
4.625%	05/01/28	310	289,204
5.000%	05/01/28	490	456,620
Snap, Inc.,
Gtd. Notes, 144A
6.875%	03/01/33	370	350,218
6.875%	03/15/34	320	300,861
			3,451,242

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 1.3%
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	1,213	$1,210,269
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	410	425,888
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	895	872,889
6.875%	11/01/29	545	545,001
7.000%	03/15/32	585	566,096
7.375%	05/01/33(a)	385	376,773
7.500%	09/15/31	920	918,006
7.625%	01/15/34	565	551,763
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	445	441,212
6.000%	12/15/35	510	503,000
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	250	254,210
9.250%	10/01/28	1,235	1,278,596
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/01/27	465	470,910
8.500%	05/01/30	120	123,337
			8,537,950
Leisure Time — 1.5%
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/15/30	775	779,154
5.750%	08/01/32	1,190	1,190,000
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	350	341,699
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
7.000%	09/15/30	515	526,186
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	640	631,392
6.250%	09/15/33(a)	295	286,560
6.750%	02/01/32	755	749,338
7.750%	02/15/29	1,025	1,061,715
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	500	501,820
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	600	584,179
6.375%	11/01/32	455	455,139
Viking Cruises Ltd.,
Gtd. Notes, 144A
9.125%	07/15/31	400	421,234
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	375	375,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	325	$324,353
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	994,600
			9,222,369
Lodging — 1.5%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,425	1,359,545
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	772,270
4.000%	05/01/31	75	70,344
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	2,225	2,188,998
5.500%	04/15/27	600	601,752
6.125%	09/15/29	450	454,502
6.500%	04/15/32(a)	1,655	1,668,434
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.625%	03/01/33	320	314,847
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,950	1,916,777
			9,347,469
Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	750	739,877
6.250%	10/15/32	685	689,635
			1,429,512
Machinery-Diversified — 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31	845	887,589
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	753,240
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A
7.125%	02/01/33(a)	260	259,465
Esab Corp.,
Gtd. Notes, 144A
6.250%	04/15/29	125	126,625
Sr. Unsec’d. Notes, 144A
5.625%	04/01/31	255	256,774
GrafTech Finance, Inc.,
Sec’d. Notes, 144A
4.625%	12/23/29	1,157	639,352

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
LSF12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A
7.125%	02/01/33	375	$362,396
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,505	1,566,475
			4,851,916
Media — 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	1,350	1,331,780
Sr. Unsec’d. Notes
4.500%	05/01/32	40	35,766
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	1,455	1,441,603
5.125%	05/01/27	446	446,081
7.000%	02/01/33(a)	655	657,829
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	405,186
4.125%	12/01/30	575	344,774
5.375%	02/01/28	1,465	1,084,492
5.500%	04/15/27	3,190	2,768,335
6.500%	02/01/29	400	255,316
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	2,400	851,582
5.000%	11/15/31	310	108,713
5.750%	01/15/30	2,325	873,530
7.500%	04/01/28	200	110,135
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	865	773,020
7.375%	07/01/28	150	145,484
7.750%	07/01/26	5,120	5,106,020
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	2,775	2,858,860
Gray Media, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	600	463,661
5.375%	11/15/31	555	410,301
Sec’d. Notes, 144A
9.625%	07/15/32	410	410,327
Sr. Sec’d. Notes, 144A
7.250%	08/15/33	145	146,059
10.500%	07/15/29	130	138,362
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/30	960	770,488
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	125	120,537
Nexstar Media, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	09/15/33	1,080	1,088,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Paramount Global,
Gtd. Notes
4.950%	05/19/50	325	$193,345
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, PIK 9.250%
9.250%	03/25/30	2,101	1,610,378
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/33	1,195	1,217,907
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	270	254,049
8.000%	08/15/28	1,055	1,072,363
9.375%	08/01/32	1,465	1,510,726
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland),
Sr. Sec’d. Notes, 144A
8.500%	03/15/33	400	348,296
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	1,100	1,053,250
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	800	686,792
			31,093,702
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	925	897,990
Mining — 2.3%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	685	713,612
Unsec’d. Notes, 144A
11.500%	10/01/31	575	620,657
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	390	387,075
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A
6.875%	08/01/32	530	547,166
Coeur Mining, Inc.,
Gtd. Notes, 144A
5.125%	02/15/29	305	301,454
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	805	802,086
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.375%	02/15/36	780	746,308
7.250%	02/15/34	805	814,998
8.000%	03/01/33	915	945,350
8.625%	06/01/31	800	825,000
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	400	400,183

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	1,960	$1,957,256
6.125%	04/01/29	1,820	1,815,450
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	765	789,794
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)	215	191,340
4.750%	01/30/30	1,670	1,581,708
6.875%	01/30/30	360	363,167
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	825	860,739
			14,663,343
Miscellaneous Manufacturing — 0.6%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	970	929,900
6.375%	03/15/33	265	266,593
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	405	407,736
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/15/30	535	545,978
6.250%	03/15/33	435	443,989
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	575	563,457
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	275	271,992
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	610	624,577
			4,054,222
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	265	266,591
Oil & Gas — 5.6%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	740	772,821
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
6.625%	07/15/33	450	456,818
9.000%	11/01/27	896	1,045,425
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	880	894,068
CNX Resources Corp.,
Gtd. Notes, 144A
5.875%	03/01/34	245	238,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.250%	03/01/32	355	$364,788
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	1,750	1,689,279
6.750%	03/01/29	850	838,532
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	810	810,203
7.625%	04/01/32	970	983,648
7.875%	04/15/32	540	552,412
8.375%	01/15/34	345	360,649
9.750%	10/15/30	225	241,161
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	409	431,638
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	885	871,743
6.000%	04/15/30	780	758,701
6.000%	02/01/31	900	871,168
6.250%	11/01/28	345	345,422
6.250%	04/15/32	590	570,691
6.875%	05/15/34	365	356,108
7.250%	02/15/35	250	249,294
8.375%	11/01/33	960	1,000,163
Matador Resources Co.,
Gtd. Notes, 144A
6.000%	04/15/34	410	407,171
6.500%	04/15/32	425	429,522
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.625%	11/15/32	700	716,336
8.875%	08/15/31	945	985,374
9.125%	01/31/30	1,125	1,180,756
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)
8.917%(c)	09/30/29^	162	159,730
8.917%(c)	09/30/29^	195	191,675
8.917%(c)	09/30/29^	162	159,730
8.917%(c)	09/30/29^	49	47,918
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	780	804,999
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	125	127,289
7.000%	01/15/32	500	518,842
8.000%	04/15/27	275	275,274
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	812	817,627
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30	469	457,127

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
SM Energy Co.,
Gtd. Notes, 144A
6.750%	08/01/29	235	$238,707
8.375%	07/01/28	1,000	1,027,685
8.625%	11/01/30	1,160	1,221,853
9.625%	06/15/33	500	553,317
Sunoco LP,
Gtd. Notes, 144A
5.625%	03/15/31	310	308,466
6.250%	07/01/33	800	804,787
7.000%	05/01/29	555	569,317
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	1,450	1,406,284
4.625%	05/01/30	1,100	1,059,474
6.625%	08/15/32	135	137,237
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29	300	292,444
4.500%	04/30/30	1,175	1,136,329
5.875%	03/15/28	175	174,775
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29	1,680	1,732,231
8.500%	05/15/31	1,550	1,621,440
Sr. Sec’d. Notes, 144A
7.875%	10/15/32	250	265,328
8.750%	02/15/30	633	658,105
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	480	497,390
			35,687,748
Oil & Gas Services — 0.4%
Archrock Services LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.000%	02/01/34	310	307,067
Kodiak Gas Services LLC,
Gtd. Notes, 144A
5.875%	04/01/31	370	371,563
6.500%	10/01/33	280	282,394
6.750%	10/01/35	225	228,538
SESI LLC,
Sr. Sec’d. Notes, 144A
7.875%	09/30/30	290	295,710
Tidewater, Inc.,
Gtd. Notes, 144A
9.125%	07/15/30	340	362,972
Weatherford International Ltd.,
Gtd. Notes, 144A
6.750%	10/15/33(a)	565	574,436
			2,422,680
Packaging & Containers — 1.9%
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%
12.000%	12/01/30	800	672,280
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
9.500%	12/01/30	75	$78,544
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
3.250%	09/01/28	200	190,200
6.250%	01/30/31	250	247,742
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29	300	274,806
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	265	265,249
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,445	1,351,691
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	725	685,821
6.875%	01/15/30(a)	100	97,425
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	725	679,335
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	670	559,450
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28(d)	1,030	493,391
8.625%	10/01/31(d)	590	287,934
9.500%	11/01/28(d)	270	128,975
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27(d)	1,150	99,485
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/30	1,850	1,849,314
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	150	139,128
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	170,226
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,914
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A
9.500%	05/15/30	850	748,000
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	2,560	2,490,919
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	690	656,798
			12,293,627

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 1.8%
1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/32	2,754	$2,822,850
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,950	1,860,051
5.125%	03/01/30	1,425	1,366,194
6.125%	08/01/28	400	399,377
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	1,050	886,872
5.000%	02/15/29	775	567,912
5.250%	01/30/30	600	391,944
5.250%	02/15/31	600	367,776
6.250%	02/15/29	1,235	926,250
7.000%	01/15/28	250	217,867
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	178	163,050
11.000%	09/30/28	529	540,379
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	1,050	857,062
			11,367,584
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	475	473,487
5.750%	01/15/28	1,370	1,369,318
5.750%	07/01/34	310	305,436
6.625%	02/01/32	485	496,407
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	123,829
7.250%	07/15/32	200	207,863
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	500	501,376
Gtd. Notes, 144A
7.125%	07/01/33	300	302,527
8.250%	01/15/32	500	517,937
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/34	560	561,118
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A
9.000%	08/01/29	140	144,757
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	220	210,863
4.950%	07/15/29	130	127,092
6.750%	03/15/33	1,080	1,111,126
6.875%	04/15/40	704	701,962
7.500%	07/15/38	175	182,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	975	$966,552
6.000%	12/31/30	515	511,603
6.000%	09/01/31	875	861,875
6.750%	03/15/34	355	356,456
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	520	534,467
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	405	385,052
4.125%	08/15/31	765	711,496
6.250%	01/15/30	760	777,270
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(a)(oo)	1,330	1,323,972
Sr. Sec’d. Notes, 144A
7.000%	01/15/30(a)	20	20,457
8.125%	06/01/28	300	307,179
9.500%	02/01/29	1,575	1,703,652
9.875%	02/01/32(a)	1,300	1,396,436
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	1,108	1,139,775
6.500%	01/15/34	440	458,735
6.500%	06/15/34	898	934,379
6.750%	01/15/36	570	603,121
7.500%	05/01/33	807	887,618
7.750%	05/01/35	807	904,675
			22,121,962
Real Estate — 0.9%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	435	434,245
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,400	1,325,255
4.375%	02/01/31	1,325	1,217,319
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32	610	586,762
6.125%	03/01/34	695	668,003
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,850	1,742,287
			5,973,871
Real Estate Investment Trusts (REITs) — 2.4%
Brandywine Operating Partnership LP,
Gtd. Notes
6.125%	01/15/31	795	710,105
8.875%	04/12/29	175	177,747
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	725	642,283

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sr. Sec’d. Notes, 144A
7.250%	10/15/30	315	$318,397
Sr. Unsec’d. Notes
4.750%	02/15/28	1,000	960,078
Millrose Properties, Inc.,
Gtd. Notes, 144A
6.250%	09/15/32	725	712,804
6.375%	08/01/30	875	876,459
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,925	1,258,338
5.000%	10/15/27	250	232,943
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	300	304,524
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	385	389,631
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	375	360,828
5.875%	10/01/28	350	348,037
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	363,911
5.750%	03/15/34	270	266,475
6.500%	04/01/32	1,230	1,252,739
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	04/01/29	150	147,830
8.000%	07/15/30	635	613,858
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	555	525,973
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28	525	520,577
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26	425	422,628
4.375%	01/15/27	825	820,968
6.000%	04/15/30	125	124,969
6.500%	07/01/30	325	329,995
6.500%	10/15/30	770	782,903
7.250%	04/01/29	580	597,616
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29	1,175	1,155,132
			15,217,748
Retail — 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,665	2,499,424
4.375%	01/15/28	350	345,188
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	350	342,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29	1,200	$1,061,376
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	975	1,022,578
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30	3,819	3,976,014
9.000%	06/01/31	3,456	3,738,643
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	275	293,906
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	1,475	1,378,072
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	975	911,238
3.875%	10/01/31	900	816,893
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	855	626,113
Sr. Sec’d. Notes, 144A
9.500%	06/15/31	800	696,039
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,225	1,193,672
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.625%	12/15/27	675	666,953
5.500%	10/01/30	525	515,519
Park River Holdings, Inc.,
Sec’d. Notes, 144A
8.750%	12/31/30	1,079	993,796
Sr. Sec’d. Notes, 144A
8.000%	03/15/31	790	786,580
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/30/32	285	290,742
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32	435	445,503
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	810	760,621
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	615	585,788
White Cap Supply Holdings LLC,
Gtd. Notes, 144A
7.375%	11/15/30	315	305,753
			24,252,536

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.8%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)	750	$713,308
9.250%	06/01/30	1,870	1,818,729
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	360	349,484
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33	605	626,579
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34	485	507,197
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	900	900,870
			4,916,167
Telecommunications — 6.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.625%	07/15/27	400	292,000
Altice France SA (France),
Sr. Sec’d. Notes, 144A
6.875%	10/15/30	861	823,600
6.875%	07/15/32	1,103	1,045,625
9.500%	11/01/29	667	670,767
APLD ComputeCo 2 LLC,
Sr. Sec’d. Notes, 144A
6.750%	03/15/31	905	899,868
APLD ComputeCo LLC,
Sr. Sec’d. Notes, 144A
9.250%	12/15/30	125	128,800
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	725	738,273
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A
7.125%	11/15/30(a)	425	440,451
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	09/15/29	775	813,355
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31	2,175	2,166,505
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%	12/31/30(x)	340	34
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%	12/31/30^(x)	479	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	1,835	1,862,154
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%
6.750%	11/30/30	956	966,149
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
10.750%	11/30/29	1,865	$2,014,201
Flash Compute LLC,
Sr. Sec’d. Notes, 144A
7.250%	12/31/30	380	383,296
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	3,375	3,395,749
Sec’d. Notes, 144A
6.000%	01/15/30	975	981,045
6.750%	05/01/29	500	501,302
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	2,000	2,000,260
8.750%	05/15/30	250	256,580
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A
7.000%	10/15/28	1,325	1,328,727
7.000%	04/15/32	1,075	1,074,194
8.500%	04/15/31	310	324,337
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.750%	07/15/29	200	186,270
8.500%	01/15/36	1,975	2,060,257
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,835	1,868,520
7.000%	03/31/34	2,250	2,303,691
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	06/15/29	400	380,264
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	900	885,697
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	1,810	1,793,656
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
6.500%	02/15/29	1,258	1,222,782
8.625%	06/15/32	650	672,772
8.625%	06/15/32	260	264,437
Sr. Sec’d. Notes, 144A
4.750%	04/15/28	1,750	1,740,920
Uniti Services LLC,
Sr. Sec’d. Notes, 144A
7.500%	10/15/33	2,710	2,816,546
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	01/15/33	825	736,568
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31	1,495	1,565,918
WULF Compute LLC,
Sr. Sec’d. Notes, 144A
7.750%	10/15/30(a)	550	581,197

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 5.750% and PIK 0.500%
9.250%	03/09/30	787	$781,892
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	295	309,057
			43,277,716
Transportation — 0.3%
RXO, Inc.,
Gtd. Notes, 144A
6.375%	05/15/31	180	173,085
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	1,370	1,274,461
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	125	128,811
7.125%	02/01/32	450	464,321
			2,040,678

Total Corporate Bonds (cost $559,842,002)			553,032,093
Floating Rate and Other Loans — 4.4%
Aerospace & Defense — 0.1%
PAC DAC LLC,
Initial Term Loan, 3 Month SOFR + 3.250%
6.919%(c)	10/28/30	424	417,479
Airlines — 0.0%
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%
7.411%(c)	04/01/31	216	212,997
Auto Parts & Equipment — 0.4%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%
6.168%(c)	05/06/30	223	221,840
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.418%(c)	01/28/32	1,119	1,115,457
First Brands Group LLC,
2021 Second Lien Term Loan
14.282%	03/30/28(d)	2,190	723
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
8.506%(c)	11/17/28	1,198	1,163,871
			2,501,891
Building Materials — 0.1%
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%
8.918%(c)	07/08/30	243	223,187
Quikrete Holdings, Inc.,
Tranche Term B-3 Loan, 1 Month SOFR + 2.250%
5.918%(c)	02/10/32	421	419,698
			642,885
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Chemicals — 0.6%
Cornerstone Chemical Co.,
Initial New Money Term Loan, 3 Month SOFR + 4.500%
8.500%(c)	05/07/29^	491	$490,504
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
8.517%(c)	06/28/28	697	651,532
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%
9.386%(c)	12/16/31	1,565	1,429,803
Venator Finance Sarl,
Initial First Out Term Loan
10.750%	07/16/26^(d)	593	444,798
Term Loan
7.000%	10/12/28^(d)	881	17,612
Venator Materials LLC,
First Out Term B Loan
14.002%	07/16/26^(d)	600	450,011
			3,484,260
Commercial Services — 0.3%
Allied Universal Holdco LLC,
Amendment No. 7 Replacement US Dollar Term Loan, 1 Month SOFR + 3.250%
6.918%(c)	08/20/32	931	930,710
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
7.417%(c)	12/31/30	566	563,495
Second Out Term Loan, 3 Month SOFR + 4.862%
8.528%(c)	12/31/30	395	348,766
			1,842,971
Computers — 0.2%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%
8.450%(c)	06/30/32	647	629,372
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%
6.668%(c)	03/01/29	597	531,688
NCR Atleos LLC,
Term A Loan, 3 Month SOFR + 2.500%
6.167%(c)	10/16/28	206	205,536
			1,366,596
Diversified Financial Services — 0.0%
Focus Financial Partners LLC,
Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%
6.168%(c)	09/15/31	224	216,884
Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%
9.200%(c)	07/20/28^	214	209,481
Entertainment — 0.0%
Crown Finance US, Inc. (United Kingdom),
Term B Loan, 3 Month SOFR + 4.500%
8.171%(c)	12/02/31	212	210,041

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Forest Products & Paper — 0.0%
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%
7.923%(c)	11/04/31	177	$169,171
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%
7.422%(c)	05/16/31	148	148,088
Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.167%(c)	12/19/30	89	85,899
Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%
7.700%(c)	07/08/31	407	246,159
Insurance — 0.2%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%
6.668%(c)	11/06/30	296	285,831
2025 Term B7 Loan, 1 Month SOFR + 3.250%
6.918%(c)	06/21/32	496	480,122
Asurion LLC,
New Term B-04 Loan, 1 Month SOFR + 5.364%
9.032%(c)	01/20/29	408	405,163
New Term B-12 Loan, 1 Month SOFR + 4.250%
7.918%(c)	09/19/30	295	291,367
			1,462,483
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28	461	76,111
Machinery-Diversified — 0.1%
Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 6.000%
9.670%(c)	12/21/29	326	307,942
Media — 1.3%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
8.672%(c)	10/31/27	870	629,269
CSC Holdings LLC,
September 2019 Term Loan, PRIME + 1.500%
8.250%(c)	04/15/27	787	691,711
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%
7.668%(c)	06/26/29	73	72,379
Delayed Draw Term Loan, 3 Month SOFR + 4.000%
3.556%(c)	06/26/29	73	72,379
First Out Term Loan, 1 Month SOFR + 5.114%
8.782%(c)	09/25/29	7,323	6,495,818
			7,961,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Metal Fabricate/Hardware — 0.2%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
10.200%(c)	04/23/30^	968	$970,169
Oil & Gas — 0.1%
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%
5.425%(c)	02/11/30^	371	370,786
Packaging & Containers — 0.0%
LABL, Inc.,
Initial Dollar Term Loan
8.767%	10/29/28	50	22,608
Retail — 0.0%
LBM Acquisition LLC,
Incremental Term B Loan, 1 Month SOFR + 3.850%
7.525%(c)	06/06/31	105	83,512
White Cap Supply Holdings LLC,
Tranche Term C Loan, 1 Month SOFR + 3.250%
6.918%(c)	10/19/29	120	115,156
			198,668
Software — 0.1%
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
9.032%(c)	07/14/28	979	381,763
Telecommunications — 0.7%
Altice France SA (France),
New USD Term B-14 Loan, 3 Month SOFR + 6.875%
10.547%(c)	05/31/31	152	152,029
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
8.168%(c)	09/27/29	411	411,093
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 1 Month SOFR + 5.250%
8.917%(c)	08/31/32	1,516	1,512,728
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%
6.918%(c)	03/29/32	800	799,168
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%
8.289%(c)	05/30/30	721	720,644
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%
8.782%(c)	10/24/29	117	106,009
Second Out Term Loan, 1 Month SOFR + 1.614%
6.000%(c)	10/24/31	393	248,257
Zayo Group Holdings, Inc.,
Dollar Term Loan, 1 Month SOFR + 3.500%
3.641%(c)	03/11/30	656	643,195
			4,593,123

Total Floating Rate and Other Loans (cost $32,541,438)			28,100,011

A17

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.442%(cc)	10/25/35	3	$1,830
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.130%(cc)	10/25/35	1	1,181
Series 2006-HY13, Class 4A1
4.474%(cc)	02/25/37	1	918
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)
4.210%(c)	07/20/46	1	1,259
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
4.003%(c)	10/25/46	13	6,462
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.382%(cc)	03/20/36	2	1,943
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.451%(cc)	09/25/37	5	4,299
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
4.151%(c)	07/19/46	4	1,949
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
4.173%(c)	09/25/46	2	2,288
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	3,671
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
4.003%(c)	04/25/46	1	1,131
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.155%(cc)	02/25/36	3	2,600
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,156
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.205%(cc)	02/25/37	1	1,051
Series 2007-HY01, Class 4A1
4.089%(cc)	02/25/37	2	1,660

Total Residential Mortgage-Backed Securities (cost $43,395)			33,398
U.S. Treasury Obligations — 4.3%
U.S. Treasury Notes
3.375%	11/30/27(k)	2,415	2,397,359
3.500%	10/31/27	6,215	6,182,711
3.625%	08/31/27	3,850	3,838,871
3.750%	06/30/27	1,650	1,648,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.875%	07/31/27	3,245	$3,246,521
3.875%	11/30/27(k)	2,275	2,276,333
3.875%	04/30/30	5,575	5,569,338
4.125%	07/31/28(k)	2,000	2,013,750

Total U.S. Treasury Obligations (cost $27,195,228)			27,173,594

	Shares
Common Stocks — 1.9%
Chemicals — 0.2%
Cornerstone Chemical Co.*^(x)	26,744	133,720
TPC Group, Inc.*	49,934	911,296
Venator Materials PLC*^(x)	2,264	—
		1,045,016
Electric Utilities — 0.2%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	355,080
Keycon Power Holdings LLC*^	21,440	752,544
		1,107,624
Gas Utilities — 0.2%
Ferrellgas Partners LP*	60,580	1,587,439
Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)	62,171	11,688
Oil, Gas & Consumable Fuels — 0.5%
Expand Energy Corp.	6,749	740,905
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	1,246	88,933
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	28,339	2,022,696
Heritage Power LLC, Litigation Trust Interests*^	32,615	16,308
		2,868,842
Wireless Telecommunication Services — 0.8%
Altice France SA (France)*	15,188	258,498
Digicel International Finance Ltd. (Jamaica)*(x)	264,007	5,104,179
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*(x)	24,108	17,324
Xplore, Inc. (Canada), CVR*^(x)	1,680	—
		5,380,001

Total Common Stocks (cost $7,877,859)		12,000,610
Preferred Stocks — 0.5%
Electronic Equipment, Instruments & Components — 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	3,099,375

A18

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	17,198	$220,129

Total Preferred Stocks (cost $2,825,240)		3,319,504

	Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	116,279	1
(cost $0)

Total Long-Term Investments (cost $636,315,554)		629,662,159

	Shares
Short-Term Investments — 4.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	3,211,756	3,211,756
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $24,355,290; includes $24,290,010 of cash collateral for securities on loan)(b)(wb)	24,393,842	24,376,766

Total Short-Term Investments (cost $27,567,046)		27,588,522

TOTAL INVESTMENTS—103.1% (cost $663,882,600)		657,250,681

Liabilities in excess of other assets(z) — (3.1)%		(19,813,455)

Net Assets — 100.0%		$637,437,226

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVR	Contingent Value Rights
DAC	Designated Activity Company
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
N/A	Not Applicable
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,628,367 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,838,067; cash collateral of $24,290,010 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$508,136	$133,720	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	523,651	538,797	0.1
Diamond Sports Group LLC*	01/02/25	162,780	11,688	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
A19

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	$34	$34	0.0%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	48	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	60,740	220,129	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-02/08/24	320,265	5,104,179	0.8
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,835,000	1,862,154	0.3
Stonepeak Falcon Holdings, Inc. (Canada)(Class A Stock)*	10/24/24	77,812	17,324	0.0
Venator Materials PLC*^	06/29/17-10/19/23	3,574,374	—	0.0
Xplore, Inc. (Canada), CVR*^	10/24/24	—	—	0.0
Total		$7,062,840	$7,888,026	1.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at March 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $186,756)	186	$175,966	$—	$(10,790)
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $145,000)	145	144,758	—	(242)
		$320,724	$—	$(11,032)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	2 Year U.S. Treasury Notes	Jun. 2026	$9,749,930	$(15,455)
245	5 Year U.S. Treasury Notes	Jun. 2026	26,504,024	(311,385)
276	10 Year U.S. Treasury Notes	Jun. 2026	30,648,939	(498,708)
15	20 Year U.S. Treasury Bonds	Jun. 2026	1,708,125	(35,200)
				(860,748)
Short Position:
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	349,688	11,597
				$(849,151)
Credit default swap agreement outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	22,032	3.649%	$1,510,404	$1,196,984	$(313,420)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	2,270	3.857%	84,406	112,541	28,135
					$1,594,810	$1,309,525	$(285,285)
A20

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreement outstanding at March 31, 2026 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21